INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES [Abstract]
Income Tax Provision
The income tax provision differs from expected amounts calculated by applying Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	December 31,	December 31,	December 31,
	2021 $	2020 $	2019 $
Net loss for the year	(4,102,608)	(4,874,082)	(4,610,512)
Statutory income tax rate	27%	27%	27%

Expected income tax recovery	(1,107,704)	(1,316,002)	(1,244,838)
Permanent differences	74,003	120,014	205,553
Change in unrecognized deferred assets	1,033,701	1,195,988	1,039,285
Income tax recovery	-	-	-

Deferred Tax Assets and Liabilities
Temporary differences that give rise to the following deferred tax assets and liabilities are:

	December 31,	December 31,	December 31,
	2021 $	2020 $	2019 $
Deferred tax assets
Non-capital tax loss carry forwards	4,311,488	3,440,372	2,260,154
Other	-	64,347	109,482
Share issuance costs	13,648	43,527	43,527
	4,325,136	3,548,246	2,413,163
Valuation allowance	(4,325,136)	(3,548,246)	(2,413,163)
	-	-	-